Investment property (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Summary of Investment Property

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Cost
At January 1	33,187	31,810	4,575
Translation difference	(1,377)	579	84

At December 31	31,810	32,389	4,659

Accumulated depreciation
At January 1	27,358	26,724	3,844
Charge for the year	355	348	50
Translation difference	(989)	561	81

At December 31	26,724	27,633	3,975

Net carrying amount	5,086	4,756	684

Fair value	11,308	11,686	1,681

Consolidated statements of profit or loss:
Rental income from an investment property	77	176	25
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property	(82)	(118)	(17)

Summary of Fair Value Measurement of Investment Property
The following table shows information about fair value measurement of the investment property using significant unobservable inputs (Level 3):

	Valuation techniques	Unobservable input	Inter-relationship between key unobservable inputs and fair value measurement
2022	Market comparison and cost method	Comparable price: - RMB 182 to RMB 441 (US$ 26 to US$ 63) per square foot	The estimated fair value increases with higher comparable price

2021	Market comparison and cost method	Comparable price: - RMB 165 to RMB 401 per square foot	The estimated fair value increases with higher comparable price